Business Combinations - Cash Flows Related to Business Combination (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	May 21, 2013 Business Combination	May 21, 2013 Business Combination	Dec. 31, 2013 Business Combination	Dec. 31, 2012 Business Combination
Business Acquisition [Line Items]
Cash from ROI trust	$ 0	$ 75,173	$ 75,173	$ 0			$ 75,173	$ 75,173
Add: proceeds from issuance of shares	0	16,500	16,500	0			16,500	16,500
Less: redemption of ROI public shares	0	(46,741)			(46,700)	(46,700)	(46,741)	(46,741)
Less: payment to warrant holders	0	(5,838)					(5,838)	(5,838)
Net cash received from trust in the merger					$ 39,100	$ 39,100	$ 39,094	$ 39,094